UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04119

T. Rowe Price High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2024

U.S. High Yield Fund

Investor Class (TUHYX)

This annual shareholder report contains important information about U.S. High Yield Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. High Yield Fund - Investor Class	$80	0.75%

What drove fund performance during the past 12 months?

  High yield bonds strongly advanced in the 12-month period ended May 31, 2024, as a pause in rate hikes, receding recession fears, healthy risk appetite, and favorable technical conditions—a pickup in primary issuance and improved market liquidity—supported performance.

  Compared with the style-specific ICE BofA US High Yield Constrained Index, the fund’s strongest relative results were in the media, consumer goods, and services segments. By credit quality, our selection in the B and BB rating tiers provided meaningful relative contributions. Our underweight to BBs was also beneficial as lower qualities outperformed. The fund’s off-benchmark allocation to bank loans added relative value as they outperformed high yield bonds for the year.

  Relative to the style-specific benchmark, the fund’s weakest results were in the capital goods, technology and electronic, and automotive industries. Our selection among CCC rated bonds also detracted. The fund’s cash position, necessary for liquidity purposes, held back relative gains in the strong performance environment.

  The fund seeks total return and, secondarily, current income by investing primarily in U.S. below investment-grade corporate debt securities. We utilized the market’s rally to trim/exit names that we believed to be fully valued and redeployed proceeds into higher-conviction ideas, selectively taking advantage of stronger primary issuance. We expect more income-like returns from here given tight spread levels. We significantly increased the credit quality of the fund and sought to maintain a current yield advantage versus the index by exchanging lower-coupon COVID-era bonds for higher-coupon paper and increasing bank loan exposure.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
5/19/17	10,000	10,000	10,000
5/31/17	10,036	10,032	10,044
8/31/17	10,198	10,156	10,168
11/30/17	10,334	10,100	10,272
2/28/18	10,374	9,935	10,271
5/31/18	10,268	9,995	10,274
8/31/18	10,498	10,049	10,500
11/30/18	10,290	9,965	10,294
2/28/19	10,641	10,250	10,708
5/31/19	10,772	10,635	10,825
8/31/19	11,151	11,071	11,191
11/30/19	11,348	11,040	11,283
2/29/20	11,412	11,447	11,341
5/31/20	11,141	11,636	10,858
8/31/20	11,833	11,788	11,596
11/30/20	12,224	11,844	11,990
2/28/21	12,485	11,605	12,308
5/31/21	12,694	11,589	12,501
8/31/21	12,889	11,778	12,786
11/30/21	12,754	11,708	12,634
2/28/22	12,530	11,299	12,407
5/31/22	11,695	10,636	11,875
8/31/22	11,298	10,422	11,452
11/30/22	11,163	10,204	11,515
2/28/23	11,526	10,200	11,723
5/31/23	11,565	10,408	11,855
8/31/23	12,151	10,298	12,257
11/30/23	12,209	10,325	12,507
2/29/24	12,757	10,540	13,010
5/31/24	12,988	10,544	13,181

202405-3565004, 202407-3567727

F1106-052 7/24

Average Annual Total Returns

	1 Year	5 Years	Since Inception 5/19/2017
U.S. High Yield Fund (Investor Class)	12.31%	3.81%	3.79%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	0.76
ICE BofA US High Yield Constrained Index (Strategy Benchmark)	11.18	4.02	4.01

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$474,187
Number of Portfolio Holdings	104
Investment Advisory Fees Paid (000s)	$2,174
Portfolio Turnover Rate	87.0%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

BB Rated	22.8%
B Rated	48.9
CCC Rated	9.9
Bank Debt	13.5
D Rated	0.2
Reserves	4.7

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. When a rating is available from all three agencies, the median rating is used. If there are two ratings, the lower rating is used, and if only one rating is available, that rating is used. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Energy Transfer	2.3%
Osaic Holdings	2.3
Aretec Group	2.0
Vistra	2.0
Victra Holdings	1.9
Six Flags Entertainment	1.9
Enbridge	1.7
Heartland Dental	1.7
Sigma Holdco	1.6
Civitas Resources	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and ICE do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

U.S. High Yield Fund

Investor Class (TUHYX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

U.S. High Yield Fund

Advisor Class (TUHAX)

This annual shareholder report contains important information about U.S. High Yield Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. High Yield Fund - Advisor Class	$95	0.90%

What drove fund performance during the past 12 months?

  High yield bonds strongly advanced in the 12-month period ended May 31, 2024, as a pause in rate hikes, receding recession fears, healthy risk appetite, and favorable technical conditions—a pickup in primary issuance and improved market liquidity—supported performance.

  Compared with the style-specific ICE BofA US High Yield Constrained Index, the fund’s strongest relative results were in the media, consumer goods, and services segments. By credit quality, our selection in the B and BB rating tiers provided meaningful relative contributions. Our underweight to BBs was also beneficial as lower qualities outperformed. The fund’s off-benchmark allocation to bank loans added relative value as they outperformed high yield bonds for the year.

  Relative to the style-specific benchmark, the fund’s weakest results were in the capital goods, technology and electronic, and automotive industries. Our selection among CCC rated bonds also detracted. The fund’s cash position, necessary for liquidity purposes, held back relative gains in the strong performance environment.

  The fund seeks total return and, secondarily, current income by investing primarily in U.S. below investment-grade corporate debt securities. We utilized the market’s rally to trim/exit names that we believed to be fully valued and redeployed proceeds into higher-conviction ideas, selectively taking advantage of stronger primary issuance. We expect more income-like returns from here given tight spread levels. We significantly increased the credit quality of the fund and sought to maintain a current yield advantage versus the index by exchanging lower-coupon COVID-era bonds for higher-coupon paper and increasing bank loan exposure.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2024

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2014	10,084	10,090	10,104
2014	9,955	10,192	9,933
2015	10,073	10,318	10,089
2015	10,263	10,303	10,186
2015	9,903	10,247	9,793
2015	9,760	10,291	9,582
2016	9,604	10,473	9,230
2016	10,195	10,612	10,096
2016	10,754	10,859	10,696
2016	10,924	10,514	10,756
2017	11,485	10,621	11,288
2017	11,697	10,780	11,493
2017	11,877	10,912	11,635
2017	12,033	10,852	11,754
2018	12,074	10,674	11,753
2018	11,946	10,739	11,757
2018	12,209	10,798	12,016
2018	11,963	10,707	11,780
2019	12,354	11,013	12,254
2019	12,515	11,426	12,388
2019	12,937	11,896	12,806
2019	13,161	11,862	12,912
2020	13,230	12,299	12,978
2020	12,911	12,502	12,425
2020	13,709	12,666	13,270
2020	14,156	12,726	13,720
2021	14,453	12,470	14,084
2021	14,690	12,452	14,305
2021	14,909	12,655	14,631
2021	14,748	12,579	14,458
2022	14,483	12,140	14,198
2022	13,496	11,428	13,589
2022	13,063	11,198	13,105
2022	12,886	10,964	13,177
2023	13,300	10,960	13,415
2023	13,340	11,183	13,566
2023	14,011	11,064	14,025
2023	14,073	11,094	14,312
2024	14,699	11,324	14,887
2024	14,960	11,329	15,083

202405-3565004, 202407-3567727

F1107-052 7/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
U.S. High Yield Fund (Advisor Class)	12.14%	3.63%	4.11%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
ICE BofA US High Yield Constrained Index (Strategy Benchmark)	11.18	4.02	4.20

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$474,187
Number of Portfolio Holdings	104
Investment Advisory Fees Paid (000s)	$2,174
Portfolio Turnover Rate	87.0%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

BB Rated	22.8%
B Rated	48.9
CCC Rated	9.9
Bank Debt	13.5
D Rated	0.2
Reserves	4.7

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. When a rating is available from all three agencies, the median rating is used. If there are two ratings, the lower rating is used, and if only one rating is available, that rating is used. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Energy Transfer	2.3%
Osaic Holdings	2.3
Aretec Group	2.0
Vistra	2.0
Victra Holdings	1.9
Six Flags Entertainment	1.9
Enbridge	1.7
Heartland Dental	1.7
Sigma Holdco	1.6
Civitas Resources	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and ICE do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

U.S. High Yield Fund

Advisor Class (TUHAX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

May 31, 2024

U.S. High Yield Fund

I Class (TUHIX)

This annual shareholder report contains important information about U.S. High Yield Fund (the "fund") for the period of June 1, 2023 to May 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. High Yield Fund - I Class	$65	0.61%

What drove fund performance during the past 12 months?

  High yield bonds strongly advanced in the 12-month period ended May 31, 2024, as a pause in rate hikes, receding recession fears, healthy risk appetite, and favorable technical conditions—a pickup in primary issuance and improved market liquidity—supported performance.

  Compared with the style-specific ICE BofA US High Yield Constrained Index, the fund’s strongest relative results were in the media, consumer goods, and services segments. By credit quality, our selection in the B and BB rating tiers provided meaningful relative contributions. Our underweight to BBs was also beneficial as lower qualities outperformed. The fund’s off-benchmark allocation to bank loans added relative value as they outperformed high yield bonds for the year.

  Relative to the style-specific benchmark, the fund’s weakest results were in the capital goods, technology and electronic, and automotive industries. Our selection among CCC rated bonds also detracted. The fund’s cash position, necessary for liquidity purposes, held back relative gains in the strong performance environment.

  The fund seeks total return and, secondarily, current income by investing primarily in U.S. below investment-grade corporate debt securities. We utilized the market’s rally to trim/exit names that we believed to be fully valued and redeployed proceeds into higher-conviction ideas, selectively taking advantage of stronger primary issuance. We expect more income-like returns from here given tight spread levels. We significantly increased the credit quality of the fund and sought to maintain a current yield advantage versus the index by exchanging lower-coupon COVID-era bonds for higher-coupon paper and increasing bank loan exposure.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
2014	500,000	500,000	500,000
2014	504,483	504,512	505,175
2014	498,835	509,603	496,626
2015	504,448	515,879	504,434
2015	514,350	515,171	509,286
2015	496,715	512,359	489,630
2015	489,896	514,547	479,114
2016	482,542	523,631	461,513
2016	511,917	530,599	504,786
2016	540,269	542,926	534,798
2016	549,185	525,721	537,810
2017	577,867	531,041	564,408
2017	588,989	538,976	574,663
2017	598,563	545,600	581,766
2017	606,915	542,619	587,704
2018	609,489	533,724	587,666
2018	603,431	536,956	587,840
2018	617,210	539,875	600,781
2018	605,111	535,337	588,977
2019	626,055	550,642	612,690
2019	633,993	571,324	619,376
2019	656,606	594,794	640,301
2019	667,768	593,106	645,582
2020	671,801	614,971	648,889
2020	656,660	625,117	621,250
2020	697,127	633,297	663,480
2020	720,500	636,307	686,003
2021	736,167	623,480	704,219
2021	748,834	622,586	715,245
2021	760,649	632,763	731,542
2021	752,129	628,967	722,890
2022	739,817	606,994	709,880
2022	690,468	571,397	679,452
2022	667,883	559,895	655,227
2022	660,044	548,211	658,837
2023	680,912	547,983	670,764
2023	684,257	559,153	678,303
2023	719,315	553,214	701,268
2023	722,056	554,678	715,617
2024	754,829	566,215	744,365
2024	769,729	566,453	754,162

202405-3565004, 202407-3567727

F1108-052 7/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
U.S. High Yield Fund (I Class)	12.49%	3.96%	4.41%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
ICE BofA US High Yield Constrained Index (Strategy Benchmark)	11.18	4.02	4.20

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$474,187
Number of Portfolio Holdings	104
Investment Advisory Fees Paid (000s)	$2,174
Portfolio Turnover Rate	87.0%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

BB Rated	22.8%
B Rated	48.9
CCC Rated	9.9
Bank Debt	13.5
D Rated	0.2
Reserves	4.7

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. When a rating is available from all three agencies, the median rating is used. If there are two ratings, the lower rating is used, and if only one rating is available, that rating is used. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

Energy Transfer	2.3%
Osaic Holdings	2.3
Aretec Group	2.0
Vistra	2.0
Victra Holdings	1.9
Six Flags Entertainment	1.9
Enbridge	1.7
Heartland Dental	1.7
Sigma Holdco	1.6
Civitas Resources	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and ICE do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

U.S. High Yield Fund

I Class (TUHIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b)  Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$33,841	$33,192
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,230,000 and $1,521,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
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T. ROWE PRICE
TUHYX
U.S. High Yield Fund –
.
TUHAX U.S. High Yield Fund–
.
Advisor Class
TUHIX U.S. High Yield Fund–
.
I Class

T. ROWE PRICE U.S. High Yield Fund
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ways to waive it.

T. ROWE PRICE U.S. High Yield Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 8.02 $ 8.73 $ 10.11 $ 9.39 $ 9.61
Investment activities
Net investment income
(1)(2)
0.62 0.60 0.55 0.56 0.55
Net realized and unrealized
gain/loss 0.34 (0.71) (1.30) 0.72 (0.22)
Total from investment activities 0.96 (0.11) (0.75) 1.28 0.33
Distributions
Net investment income (0.63) (0.60) (0.55) (0.56) (0.55)
Net realized gain — — (0.08) — —
Total distributions (0.63) (0.60) (0.63) (0.56) (0.55)
NET ASSET VALUE
End of period $ 8.35 $ 8.02 $ 8.73 $ 10.11 $ 9.39

T. ROWE PRICE U.S. High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
12.31% (1.11)% (7.87)% 13.94% 3.43%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.83% 0.87% 0.78% 0.79% 0.87%
Net expenses after waivers/
payments by Price Associates 0.75% 0.75% 0.77% 0.79% 0.79%
Net investment income 7.57% 7.34% 5.62% 5.60% 5.75%
Portfolio turnover rate 87.0% 31.6% 73.4% 135.3% 156.7%
Net assets, end of period (in
thousands) $254,953 $216,586 $266,157 $437,017 $276,480
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE U.S. High Yield Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 8.01 $ 8.71 $ 10.10 $ 9.38 $ 9.61
Investment activities
Net investment income
(1)(2)
0.61 0.58 0.54 0.55 0.54
Net realized and unrealized
gain/loss 0.33 (0.70) (1.31) 0.71 (0.24)
Total from investment activities 0.94 (0.12) (0.77) 1.26 0.30
Distributions
Net investment income (0.61) (0.58) (0.54) (0.54) (0.53)
Net realized gain — — (0.08) — —
Total distributions (0.61) (0.58) (0.62) (0.54) (0.53)
NET ASSET VALUE
End of period $ 8.34 $ 8.01 $ 8.71 $ 10.10 $ 9.38

T. ROWE PRICE U.S. High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
12.14% (1.16)% (8.13)% 13.78% 3.17%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.13% 1.01% 0.99% 0.97% 0.98%
Net expenses after waivers/
payments by Price Associates 0.90% 0.90% 0.92% 0.94% 0.94%
Net investment income 7.43% 7.17% 5.49% 5.52% 5.60%
Portfolio turnover rate 87.0% 31.6% 73.4% 135.3% 156.7%
Net assets, end of period (in
thousands) $2,940 $4,178 $6,873 $13,815 $14,497
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE U.S. High Yield Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET VALUE
Beginning of period $ 7.98 $ 8.68 $ 10.06 $ 9.35 $ 9.57
Investment activities
Net investment income
(1)(2)
0.63 0.61 0.57 0.57 0.56
Net realized and unrealized
gain/loss 0.34 (0.70) (1.31) 0.71 (0.22)
Total from investment activities 0.97 (0.09) (0.74) 1.28 0.34
Distributions
Net investment income (0.64) (0.61) (0.56) (0.57) (0.56)
Net realized gain — — (0.08) — —
Total distributions (0.64) (0.61) (0.64) (0.57) (0.56)
NET ASSET VALUE
End of period $ 8.31 $ 7.98 $ 8.68 $ 10.06 $ 9.35

T. ROWE PRICE U.S. High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
12.49% (0.90)% (7.79)% 14.04% 3.58%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.67% 0.69% 0.65% 0.68% 0.72%
Net expenses after waivers/
payments by Price Associates 0.61% 0.61% 0.61% 0.63% 0.64%
Net investment income 7.71% 7.49% 6.04% 5.78% 5.86%
Portfolio turnover rate 87.0% 31.6% 73.4% 135.3% 156.7%
Net assets, end of period (in
thousands) $216,294 $191,390 $228,946 $55,120 $44,469
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE U.S. High Yield Fund
May 31, 2024

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS  13.5% (1)
Consumer Goods  2.0%
Journey Personal Care, FRN, 3M TSFR + 4.25%, 9.694%,
3/1/28  4,874 4,853
Naked Juice, FRN, 3M TSFR + 6.00%, 11.402%, 1/24/30  5,596 4,678
9,531
Energy  0.8%
GIP III Stetson I, FRN, 1M TSFR + 3.50%, 8.829%, 10/31/28  3,931 3,947
3,947
Financial Services  0.5%
Osaic Holdings, FRN, 1M TSFR + 4.00%, 9.329%, 8/17/28  2,291 2,308
2,308
Health Care  1.5%
Endo Finance Holdings, FRN, 1M TSFR + 4.50%, 9.826%,
4/23/31  2,340 2,337
Surgery Center Holdings, FRN, 1M TSFR + 3.50%, 8.821%,
12/5/30  4,440 4,459
6,796
Leisure  1.5%
Caesars Entertainment, FRN, 1M TSFR + 2.75%, 8.097%,
2/6/31  5,880 5,889
Life Time, FRN, 1M TSFR + 4.00%, 9.591%, 1/15/26  1,095 1,099
6,988
Media  1.0%
Magnite, FRN, 1M TSFR + 4.50%, 9.793%, 2/6/31  4,590 4,616
4,616
Retail  0.6%
Victra Holdings, FRN, 3M TSFR + 6.50%, 11.829%, 3/31/29 (2)
(3) 2,952 2,996
2,996
Services  1.7%
KNS Midco, FRN, 1M TSFR + 6.25%, 11.694%, 4/21/27  4,002 3,432
Vestis, FRN, 1M TSFR + 2.25%, 7.577%, 2/22/31  4,750 4,729
8,161
Technology & Electronics  2.0%
Applied Systems, FRN, 1M TSFR + 3.50%, 8.809%, 2/24/31  4,755 4,793
UKG, FRN, 1M TSFR + 3.50%, 8.82%, 2/10/31  4,745 4,779
9,572
Transportation  1.9%
Mileage Plus Holdings, FRN, 3M TSFR + 5.25%, 10.733%,
6/21/27  3,567 3,646

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
WestJet Loyalty, FRN, 1M TSFR + 3.75%, 9.052%, 2/14/31  5,390 5,416
9,062
Total Bank Loans (Cost $64,683) 63,977
CORPORATE BONDS  81.2%
Automotive  2.8%
Adient Global Holdings, 4.875%, 8/15/26 (4) 1,512 1,465
Adient Global Holdings, 8.25%, 4/15/31 (4) 1,005 1,045
Aston Martin Capital Holdings, 10.00%, 3/31/29 (4) 4,848 4,666
Clarios Global, 8.50%, 5/15/27 (4) 4,835 4,853
Jaguar Land Rover Automotive, 5.50%, 7/15/29 (4) 1,045 992
13,021
Basic Industry  5.5%
Camelot Return Merger Sub, 8.75%, 8/1/28 (4) 4,455 4,399
ERO Copper, 6.50%, 2/15/30 (4) 5,075 4,917
First Quantum Minerals, 6.875%, 10/15/27 (4) 4,575 4,508
LGI Homes, 8.75%, 12/15/28 (4) 4,425 4,569
Miter Brands Acquisition Holdco, 6.75%, 4/1/32 (4) 2,015 1,992
White Cap Parent, (8.250% Cash or 9.00% PIK), 8.25%,
3/15/26 (4)(5) 5,760 5,688
26,073
Capital Goods  4.6%
AAR Escrow Issuer, 6.75%, 3/15/29 (4) 4,815 4,869
Bombardier, 7.25%, 7/1/31 (4) 4,645 4,715
GrafTech Finance, 4.625%, 12/15/28 (4) 2,220 1,438
GrafTech Global Enterprises, 9.875%, 12/15/28 (4) 2,177 1,638
TransDigm, 6.75%, 8/15/28 (4) 4,570 4,621
Trivium Packaging Finance, 8.50%, 8/15/27 (4) 4,670 4,664
21,945
Consumer Goods  3.4%
Coty, 6.625%, 7/15/30 (4) 4,653 4,688
HLF Financing, 12.25%, 4/15/29 (4) 3,774 3,708
Sigma Holdco, 7.875%, 5/15/26 (4) 8,013 7,793
16,189
Energy  19.1%
Ascent Resources Utica Holdings, 8.25%, 12/31/28 (4) 4,505 4,584
Civitas Resources, 8.75%, 7/1/31 (4) 6,490 6,912
Comstock Resources, 6.75%, 3/1/29 (4) 5,175 4,994
CVR Energy, 8.50%, 1/15/29 (4) 5,005 5,024
Enbridge, Series NC5, VR, 8.25%, 1/15/84 (6) 7,920 8,196
Encino Acquisition Partners Holdings, 8.75%, 5/1/31 (4) 4,805 4,943
Energy Transfer, VR, 8.00%, 5/15/54 (6) 5,075 5,286

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Energy Transfer, Series F, VR, 6.75% (6)(7) 760 748
Energy Transfer, Series H, VR, 6.50% (6)(7) 5,090 4,982
Harvest Midstream I, 7.50%, 9/1/28 (4) 2,540 2,569
Howard Midstream Energy Partners, 6.75%, 1/15/27 (4) 4,655 4,649
Kinetik Holdings, 6.625%, 12/15/28 (4) 4,620 4,655
Matador Resources, 6.50%, 4/15/32 (4) 4,845 4,821
NGL Energy Operating, 8.125%, 2/15/29 (4) 4,825 4,909
PBF Holding, 7.875%, 9/15/30 (4) 4,740 4,852
Permian Resources Operating, 7.00%, 1/15/32 (4) 4,650 4,737
Sunoco, 7.00%, 5/1/29 (4) 4,725 4,808
Tallgrass Energy Partners, 7.375%, 2/15/29 (4) 4,125 4,135
Weatherford International, 8.625%, 4/30/30 (4) 4,503 4,655
90,459
Financial Services  10.2%
Aretec Group, 10.00%, 8/15/30 (4) 8,730 9,527
Credit Acceptance, 9.25%, 12/15/28 (4) 5,010 5,273
Encore Capital Group, 9.25%, 4/1/29 (4) 4,835 5,028
FirstCash, 6.875%, 3/1/32 (4) 4,893 4,838
OneMain Finance, 7.875%, 3/15/30  4,850 4,941
Osaic Holdings, 10.75%, 8/1/27 (4) 8,275 8,513
PennyMac Financial Services, 7.875%, 12/15/29 (4) 5,047 5,167
PRA Group, 8.375%, 2/1/28 (4) 4,855 4,812
48,099
Health Care  5.3%
CHS, 8.00%, 3/15/26 (4) 2,496 2,502
CHS, 8.00%, 12/15/27 (4) 3,125 3,110
Endo Finance Holdings, 8.50%, 4/15/31 (4) 2,410 2,461
Heartland Dental, 10.50%, 4/30/28 (4) 7,528 8,008
IQVIA, 6.50%, 5/15/30 (4) 4,810 4,846
Tenet Healthcare, 6.25%, 2/1/27  4,366 4,355
25,282
Insurance  2.0%
Alliant Holdings Intermediate, 7.00%, 1/15/31 (4) 4,660 4,672
Panther Escrow Issuer, 7.125%, 6/1/31 (4) 4,800 4,830
9,502
Leisure  5.6%
Carnival, 6.00%, 5/1/29 (4) 4,690 4,567
Carnival Holdings Bermuda, 10.375%, 5/1/28 (4) 4,265 4,601
Life Time, 5.75%, 1/15/26 (4) 3,674 3,651
NCL, 8.375%, 2/1/28 (4) 4,395 4,582
Six Flags Entertainment, 7.25%, 5/15/31 (4) 8,978 8,933
26,334

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Media  2.9%
CCO Holdings, 4.50%, 5/1/32  5,950 4,700
DISH Network, 11.75%, 11/15/27 (4) 4,406 4,406
Outfront Media Capital, 7.375%, 2/15/31 (4) 4,665 4,817
13,923
Real Estate  1.0%
Brookfield Property REIT, 4.50%, 4/1/27 (4) 5,315 4,910
4,910
Retail  2.9%
Cougar JV Subsidiary, 8.00%, 5/15/32 (4) 2,760 2,843
eG Global Finance, 12.00%, 11/30/28 (4) 4,605 4,749
Victra Holdings, 7.75%, 2/15/26 (4) 6,067 5,991
13,583
Services  4.0%
Avis Budget Car Rental, 8.00%, 2/15/31 (4) 4,845 4,772
Ritchie Bros Holdings, 6.75%, 3/15/28 (4) 2,475 2,500
Ritchie Bros Holdings, 7.75%, 3/15/31 (4) 2,045 2,129
Sabre GLBL, 11.25%, 12/15/27 (4) 5,060 4,921
Williams Scotsman, 7.375%, 10/1/31 (4) 4,565 4,685
19,007
Technology & Electronics  3.9%
Cloud Software Group, 8.25%, 6/30/32 (4) 4,820 4,844
McAfee, 7.375%, 2/15/30 (4) 4,825 4,469
Open Text, 6.90%, 12/1/27 (4) 4,571 4,674
Seagate HDD Cayman, 8.25%, 12/15/29 (4) 2,285 2,445
Seagate HDD Cayman, 8.50%, 7/15/31 (4) 1,970 2,093
18,525
Telecommunications  2.0%
Level 3 Financing, 10.50%, 4/15/29 (4) 4,645 4,633
Telesat Canada, 6.50%, 10/15/27 (4) 4,080 1,183
Viasat, 6.50%, 7/15/28 (4) 5,050 3,712
9,528
Transportation  1.9%
American Airlines, 5.75%, 4/20/29 (4) 4,855 4,685
VistaJet Malta Finance, 6.375%, 2/1/30 (4) 4,130 3,314
VistaJet Malta Finance, 9.50%, 6/1/28 (4) 1,055 960
8,959
Utility  4.1%
NRG Energy, VR, 10.25% (4)(6)(7) 4,730 5,144
Talen Energy Supply, 8.625%, 6/1/30 (4) 4,635 4,971

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Vistra, VR, 8.00% (4)(6)(7) 9,286 9,379
19,494
Total Corporate Bonds (Cost $386,117) 384,833
PREFERRED STOCKS  0.6%
Financial Services  0.6%
Osaic Financial Services, 6.50%, 11/30/27  152 2,955
Total Preferred Stocks (Cost $2,727) 2,955
SHORT-TERM INVESTMENTS  2.2%
Money Market Funds  2.2%
T. Rowe Price Government Reserve Fund, 5.39% (8)(9) 10,444 10,444
Total Short-Term Investments (Cost $10,444) 10,444
Total Investments in Securities
97.5% of Net Assets
(Cost $463,971) $ 462,209

T. ROWE PRICE U.S. High Yield Fund

‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of May 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $351,625 and represents 74.2% of net assets.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) Perpetual security with no stated maturity date.
(8) Seven-day yield
(9) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
FRN Floating Rate Note
PIK Payment-in-kind
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE U.S. High Yield Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.39% $ —# $ — $ 1,134+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
05/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 10,724  ¤  ¤ $ 10,444^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,134 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $10,444.

T. ROWE PRICE U.S. High Yield Fund
May 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $463,971) $ 462,209
Interest receivable 7,792
Receivable for investment securities sold 6,348
Receivable for shares sold 184
Cash 115
Other assets 50
Total assets 476,698
Liabilities
Payable for investment securities purchased 1,230
Payable for shares redeemed 801
Investment management fees payable 221
Due to affiliates 16
Other liabilities 243
Total liabilities 2,511
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 474,187

T. ROWE PRICE U.S. High Yield Fund
May 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (93,877)
Paid-in capital applicable to 56,920,371 shares of $0.01 par value capital stock outstanding; 3,000,000,000 shares of the
Corporation authorized 568,064
NET ASSETS $ 474,187
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $254,953; Shares outstanding: 30,526,574) $ 8.35
Advisor Class
(Net assets: $2,940; Shares outstanding: 352,428) $ 8.34
I Class
(Net assets: $216,294; Shares outstanding: 26,041,369) $ 8.31

T. ROWE PRICE U.S. High Yield Fund
Statement of Operations

($000s)
Year
Ended
5/31/24
Investment Income (Loss)
Income
    Interest $ 36,128
Dividend 1,194
Other 1
Total income 37,323
Expenses
Investment management 2,492
Shareholder servicing
Investor Class $ 437
Advisor Class 9
I Class 76 522
Rule 12b-1 fees
Advisor Class 10
Prospectus and shareholder reports
Investor Class 35
Advisor Class 1
I Class 10 46
Custody and accounting 179
Registration 80
Legal and audit 39
Proxy and annual meeting 10
Directors 2
Miscellaneous 26
Waived / paid by Price Associates (318)
Total expenses 3,088
Net investment income 34,235

T. ROWE PRICE U.S. High Yield Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/24
Realized and Unrealized Gain / Loss –
Net realized loss on securities (49,215)
Change in net unrealized gain / loss
Securities 66,317
Other assets and liabilities denominated in foreign currencies 5
Change in net unrealized gain / loss 66,322
Net realized and unrealized gain / loss 17,107
INCREASE IN NET ASSETS FROM OPERATIONS
$ 51,342

T. ROWE PRICE U.S. High Yield Fund
Statement of Changes in Net Assets

($000s)
.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/24 5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 34,235 $ 32,596
Net realized loss (49,215) (35,410)
Change in net unrealized gain / loss 66,322 (4,990)
Increase (decrease) in net assets from operations 51,342 (7,804)
Distributions to shareholders
Net earnings
Investor Class (18,275) (16,896)
Advisor Class (295) (393)
I Class (15,665) (15,194)
Decrease in net assets from distributions (34,235) (32,483)
Capital share transactions
*
Shares sold
Investor Class 118,318 104,416
Advisor Class 888 852
I Class 64,814 58,729
Distributions reinvested
Investor Class 17,412 15,963
Advisor Class 295 392
I Class 13,121 12,773
Shares redeemed
Investor Class (106,516) (148,928)
Advisor Class (2,601) (3,398)
I Class (60,805) (90,334)
Increase (decrease) in net assets from capital
share transactions 44,926 (49,535)

T. ROWE PRICE U.S. High Yield Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/24 5/31/23
Net Assets
Increase (decrease) during period 62,033 (89,822)
Beginning of period 412,154 501,976
End of period $ 474,187 $ 412,154
*Share information (000s)
Shares sold
Investor Class 14,322 12,826
Advisor Class 109 104
I Class 7,896 7,195
Distributions reinvested
Investor Class 2,110 1,973
Advisor Class 36 48
I Class 1,599 1,587
Shares redeemed
Investor Class (12,904) (18,305)
Advisor Class (314) (420)
I Class (7,444) (11,177)
Increase (decrease) in shares outstanding 5,410 (6,169)

T. ROWE PRICE U.S. High Yield Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price High Yield Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. High Yield
Fund (the fund) is a diversified, open-end management investment company established by the corporation.  The fund seeks total return, and secondarily, current income. The fund has three classes of shares: the U.S. High Yield
Fund (Investor Class), the U.S. High Yield Fund–Advisor Class (Advisor Class)
and the U.S. High Yield Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain

T. ROWE PRICE U.S. High Yield Fund

distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.

T. ROWE PRICE U.S. High Yield Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE U.S. High Yield Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market

T. ROWE PRICE U.S. High Yield Fund

participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on May 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Corporate Bonds $ — $ 384,833 $ — $ 384,833
Bank Loans — 60,981 2,996 63,977
Preferred Stocks — 2,955 — 2,955
Short-Term Investments 10,444 — — 10,444
Total $ 10,444 $ 448,769 $ 2,996 $ 462,209

T. ROWE PRICE U.S. High Yield Fund

would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects

T. ROWE PRICE U.S. High Yield Fund

both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $406,180,000 and
$369,667,000, respectively, for the year ended May 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
($000s)
May 31,
2024
May 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 34,235 $ 32,483

T. ROWE PRICE U.S. High Yield Fund

At May 31, 2024, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2024, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains. Other temporary differences relate primarily to amortization of organizational costs.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.27%
($000s)
Cost of investments $ 463,973
Unrealized appreciation $ 6,754
Unrealized depreciation (8,521)
Net unrealized appreciation (depreciation) $ (1,767)
($000s)
Undistributed ordinary income $ 270
Net unrealized appreciation (depreciation) (1,767)
Loss carryforwards and deferrals (92,379)
Other temporary differences (1)
Total distributable earnings (loss) $ (93,877)

T. ROWE PRICE U.S. High Yield Fund

of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2024, the effective annual group fee rate was 0.29%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE U.S. High Yield Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended May 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $920,000 remain subject to repayment by the fund at May 31, 2024. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
May 31, 2024, expenses incurred pursuant to these service agreements were
$106,000 for Price Associates; $336,000 for T. Rowe Price Services, Inc.; and
less than $1,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.75% 0.90% 0.05%
Expense limitation date 09/30/25 09/30/25 09/30/25
(Waived)/repaid during the period ($000s) $(177) $(9) $(132)

T. ROWE PRICE U.S. High Yield Fund

of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 6 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE U.S. High Yield Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price High Yield Fund, Inc. and
Shareholders of T. Rowe Price U.S. High Yield Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price U.S. High Yield Fund (one of the
funds constituting T. Rowe Price High Yield Fund, Inc., referred to hereafter as the "Fund") as of May 31, 2024, the related statement of operations for the year ended May 31, 2024, the statement of changes in net assets for each of the two years in the period ended May 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2024
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May
31, 2024 and the financial highlights for each of the five years in the period ended May 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE U.S. High Yield Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2024
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE U.S. High Yield Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $185,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $185,000 of the fund's income qualifies for the dividends-received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $33,079,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE U.S. High Yield Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price Investment Management, Inc. (Subadviser)
on behalf of the fund. In that regard, at a meeting held on March 11–12, 2024
(Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory
Contract. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board also considered that the Subadviser has its own investment platform and investment management leadership, and the Adviser and Subadviser have implemented information barriers restricting the sharing of investment information and voting activity. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. However, the Board noted that there are information barriers between investment personnel of the Adviser and Subadviser that restrict the sharing of certain information, such as investment research, trading, and proxy

T. ROWE PRICE U.S. High Yield Fund

voting. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The
Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE U.S. High Yield Fund

funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the
T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay
the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s and Subadviser’s ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE U.S. High Yield Fund

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group)
and second quintile (Advisor Class Expense Group and Expense Universe), and
the fund’s total expenses ranked in the third quintile (Investor Class Expense
Group), first quintile (Advisor Class Expense Group), and fourth quintile (Expense
Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE U.S. High Yield Fund

various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1106-050 7/24

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.  Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.  Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.  Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. High Yield Fund

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2024